Fair value measurement of financial instruments - Significant unobservable Inputs (Details) - Level 3 - Unlisted equity securities £ in Thousands	6 Months Ended
Jun. 30, 2024 GBP (£)
Disclosure of financial assets and liabilities [Line Items]
Opening balance as at January 1, 2024	£ 2,145
Gain recognised in other comprehensive income	0
Closing balance as at June 30, 2024	£ 2,145